UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment  [_];    Amendment Number:

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Wintergreen Advisers, LLC
Address:   333 US Route 46 West
           Suite 204
           Mountain Lakes, NJ 07046




13F File Number : 028-12233


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Fred T Perlstadt
Title:  Chief Financial Officer/Chief Compliance Officer
Phone:  973 263 2601

Signature, Place and Date of Signing:


/s/ Fred T Perlstadt        Mountain Lakes, NJ      May 14, 2007
    ----------------        ------------------      -----------------
    [Signature]             [City, State]           [Date]


Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers Included:             0

Form 13F Information Table Entry Total:       19

Form 13F Information Table Value Total:   $364,624 (Thousands)

List of Other Included Managers:

No.  13F File Number     Name

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
                                                     FORM 13F INFORMATION TABLE
                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER     -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN  -MANAGERS-    SOLE    SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Allegheny Energy Inc           Common           017361106     5417   110240  SH       SOLE                   110240
Altria Group Inc               Common           02209S103    25597   291500  SH       SOLE                   291500
Berkshire Hathaway Inc Del     Cl B             084670207    40000    10989  SH       SOLE                    10989
Brookfield Asset Mgmt Inc      Cl A Ltd Vt Sh   112585104      941    18000  SH       SOLE                    18000
Canadian Natural Resource Ltd  Common           136385101    18937   342700  SH       SOLE                   342700
Chesapeake Energy Corp         Common           165167107    26854   869612  SH       SOLE                   869612
Coca Cola Femsa SA de C V      ADR              191241108    10382   287441  SH       SOLE                   287441
Consolidated Tomoka Land Co    Common           210226106    78734  1043522  SH       SOLE                  1043522
Gammon Lakes Resources         Common           364915108     8272   470100  SH       SOLE                   470100
Harrahs Entertainment Inc      Common           413619107     6874    81400  SH       SOLE                    81400
Leucadia National Corp         Common           527288104    11480   390200  SH       SOLE                   390200
Maui Land & Pineapple Inc      Common           577345101     4779   132198  SH       SOLE                   132198
Penn National Gaming Inc       Common           707569109    18219   429488  SH       SOLE                   429488
Pogo Producing Co              Common           730448107    12501   259900  SH       SOLE                   259900
Reynolds American Inc          Common           761713106    48786   781700  SH       SOLE                   781700
Vector Group Ltd               Common           92240M108     9424   503685  SH       SOLE                   503685
Weyerhaeuser Company           Common           962166104    27830   372355  SH       SOLE                   372355
Winthrop Realty Trust          Sh Ben Int       976391102     2644   400000  SH       SOLE                   400000
Wynn Resorts Ltd               Common           983134107     6953    73300  SH       SOLE                    73300

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